MFS(R) INCOME FUND
                             MFS(R) HIGH YIELD FUND
                           MFS(R) EUROPEAN EQUITY FUND

           Supplement dated December 1, 2001 as revised June 7, 2002
                           to the Current Prospectus


This Supplement describes the funds' class I shares, and it supplements certain information in the funds' Prospectus dated December 1, 2001. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible investor, as described under the caption "Description of Share Classes" below.


1.   RISK RETURN SUMMARY


     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in a fund by showing changes in the fund's performance over time. The table for each fund is supplemented as follows:


     MFS Income Fund

     Average Annual Total Returns as of December 31, 2000


                                                      1 Year        Life*
    Class I shares                                     0.13%        2.77%
    Salomon Brothers High Yield Market Index**+       (5.68)%      (4.21)%
    Average high current yield fund@++                (8.42)%      (5.67)%

+    Source: Standard & Poor's Micropal, Inc.
++   Source: Lipper Inc.
* Life refers to the period from the commencement of the fund's investment operations, August 3, 1999, through December 31, 2000. Index and Lipper average returns are from August 1, 1999.
** The Salomon Brothers High Yield Market Index is an unmanaged, market-value-weighted index that includes public, non-convertible, cash-pay and deferred-interest U.S. corporate bonds with remaining maturities of at least seven years and a credit rating between "CCC" and "BB".
@ The Lipper Mutual Fund Indices are unmanaged, net-asset-value-weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

     MFS High Yield Fund

     Average Annual Total Returns as of December 31, 2000

                                                           1 Year       Life*
    Class I shares                                         (0.60)%      5.48%
    Salomon Brothers High Yield Market Index**+            (5.68)%     (4.21)%
    Average high current yield fund@++                     (8.42)%     (5.67)%

+    Source: Standard & Poor's Micropal, Inc.
++   Source: Lipper Inc.
* Life refers to the period from the commencement of the fund's investment operations, August 3, 1999, through December 31, 2000. Index and Lipper average returns are from August 1, 1999.
** The Salomon Brothers High Yield Market Index is an unmanaged, market-value-weighted index that includes public, nonconvertible, cash-pay, and deferred-interest U.S. corporate bonds with remaining maturities of at least seven years and a credit rating between "CCC" and "BB".
@ The Lipper Mutual Fund Indices are unmanaged, net-asset-value-weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

     MFS European Equity Fund

     Average Annual Total Returns as of December 31, 2000

                                                                     1 Year        Life*
    Class I shares                                                    0.32%       18.82%
    Morgan Stanley Capital International (MSCI) Europe Index**+      (9.66)%       3.95%
    Average International Fund@++                                   (15.51)%       4.72%

+    Source: Standard & Poor's Micropal, Inc.
++   Source: Lipper Inc.
* Life refers to the period from the commencement of the fund's investment operations, August 3, 1999, through December 31, 2000. Index and Lipper average returns are from August 1, 1999.
** MSCI Europe Index is a capitalization-weighted index that monitors performance of stocks listed on Continental Europe's various exchanges.
@ The Lipper Mutual Fund Indices are unmanaged, net-asset-value-weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

The funds commenced investment operations on August 3, 1999 with the offering of class A shares and subsequently offered class I shares on August 4, 1999. Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load). This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, this blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period.


2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of each fund. The table is supplemented as follows:


     Annual Fund Operating Expenses (expenses that are deducted from fund assets):

                                                      MFS Income Fund    MFS High Yield     MFS European
                                                                              Fund          Equity Fund

      Management Fees                                        0.60%            0.60%               0.75%
      Other Expenses                                         3.75%            2.45%               8.55%
                                                             ----             ----                ----
      Total Annual Fund Operating Expenses                   4.35%            3.05%               9.30%
        Fee Waivers/Expense Reimbursement                   (4.32)%(1)       (3.03)%(1)          (8.24)%(2)
                                                            ------           -----               ------
        Net Expenses                                         0.03%(3)         0.02%(3)            1.06%(3)

-----------------------
(1) MFS has contractually agreed to waive its management fee and to bear the fund's expenses such that "Other Expenses" (after taking into account the expense offset arrangement described below) do not exceed 0.00% annually. These contractual arrangements will continue until at least December 1, 2002, unless modified with the consent of the board of trustees which oversees the fund.

(2) MFS has contractually agreed, subject to reimbursement, to bear the fund's expenses such that "Other Expenses" (after taking into account the expense offset arrangement described below) do not exceed 0.25% annually. These contractual arrangements will continue until at least December 1, 2002, unless terminated with the consent of the board of trustees which oversees the fund.

(3) Each fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be 0.00% for each of MFS Income Fund and MFS High Yield Fund and 1.00% for MFS European Equity Fund.

         Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that:

o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

o The fund's operating expenses remain the same, except that the funds' total operating expenses are assumed to be the funds' "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see expense table).

         The table is supplemented as follows:

                              Share Class                          Year 1          Year 3           Year 5          Year 10
                              -----------                          ------          ------           ------          -------
           Class I shares
           MFS Income Fund                                         $   3          $   922           $1,853         $ 4,235
           MFS High Yield Fund                                         2              655            1,334           3,149
           MFS European Equity Fund                                  108            1,959            3,654           7,294

3.   DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of a fund.

The following eligible investors may purchase class I shares:

o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates; and

o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of a fund and other MFS funds.

In addition, MFD, at its sole discretion, may accept investments from other purchasers not listed above.

In no event will a fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of class I shares. The payment of any such sales commission or compensation would, under the funds' policies, disqualify the purchaser as an eligible investor in class I shares.


4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

5.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand each fund's financial performance. It is supplemented as follows:

                                                                                           Year Ended         Period Ended
MFS Income Fund - Class I                                                                 July 31, 2001      July 31, 2000*
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                                       $  9.52             $ 10.00
                                                                                            -------             -------
Income from investment operations# -
    Net investment incomess.                                                                $  0.79             $  0.87
    Net realized and unrealized loss on investments and foreign currency                      (0.64)              (0.45)
                                                                                          ----------          ----------
      Total from investment operations                                                     $   0.15             $  0.42
                                                                                           --------             -------
Less distributions declared to shareholders -
    From net investment income                                                              $ (0.88)           $  (0.88)
    In excess of net investment income                                                        (0.02)                --
    In excess of net realized gain on investments and foreign currency transactions             --                (0.02)
                                                                                             -------           ---------
      Total distributions declared to shareholders                                          $ (0.90)            $ (0.90)
                                                                                            --------            --------
Net asset value - end of period                                                             $  8.77             $  9.52
                                                                                            -------             -------
Total return                                                                                   1.70%               5.31%++
Ratios (to average net assets)/Supplemental datass.:
    Expenses##                                                                                 0.03%               0.03%+
    Net investment income                                                                      8.68%               8.96%+
Portfolio turnover                                                                            60%                 83%
Net assets at end of period (000 Omitted)                                                     $0+++               $0+++

ss. The investment adviser voluntarily agreed under a temporary expense agreement to pay all of the fund's operating expenses in excess of 0.00% of average daily net assets. In addition, the investment adviser voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and ratios would have been:

    Net investment income                                                                   $  0.40             $  0.53
    Ratios (to average net assets):
      Expenses##                                                                               4.35%               3.55%+
      Net investment income                                                                    4.36%               5.44%+

* For the period from the inception of Class I, August 4, 1999, through July 31, 2000.
+    Annualized.
++   Not annualized.
+++ Class I net assets were less than $500. # Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from certain expense offset arrangements.

                                                                                           Year Ended         Period Ended
MFS High Yield Fund - Class I                                                             July 31, 2001      July 31, 2000*
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                                       $ 10.15             $ 10.00
                                                                                            -------             -------
Income from investment operations# -
    Net investment incomess.                                                                $  0.79             $  0.81
    Net realized and unrealized gain (loss) on investments and foreign currency               (0.89)               0.36
                                                                                           ---------           --------
      Total from investment operations                                                      $ (0.10)            $  1.17
                                                                                            --------            -------
Less distributions declared to shareholders -
    From net investment income                                                              $ (0.79)           $  (0.81)
    From net realized gain on investments and foreign currency transactions                   (0.62)              (0.21)
    In excess of net investment income                                                        (0.05)              (0.00)++++
                                                                                              ------              ----------
      Total distributions declared to shareholders                                         $  (1.46)            $ (1.02)
                                                                                           ---------            --------
Net asset value - end of period                                                            $   8.59            $  10.15
                                                                                           --------            --------
Total return                                                                                  (0.21)%             11.96%++
Ratios (to average net assets)/Supplemental datass.:
    Expenses##                                                                                 0.02%               0.03%+
    Net investment income                                                                      8.67%               7.91%+
Portfolio turnover                                                                            94%                 83%
Net assets at end of period (000 Omitted)                                                     $0+++               $0+++

ss. The investment adviser voluntarily agreed under a temporary expense agreement to pay all of the fund's operating expenses in excess of 0.00% of average daily net assets. In addition, the investment adviser voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

    Net investment income                                                                   $  0.52             $  0.47
    Ratios (to average net assets):
      Expenses##                                                                               3.05%               3.32%+
      Net investment income                                                                    5.64%               4.62%+

* For the period from the inception of Class I, August 4, 1999, through July 31, 2000.
+    Annualized.
++   Not annualized.
+++ Class I net assets were less than $500. ++++ Per share amount was less than $0.01.
# Per share data are based on average shares outstanding. ## Ratios do not reflect reductions from certain expense offset arrangements.

                                                                                           Year Ended        Period Ended
MFS European Equity Fund - Class I                                                        July 31, 2001        July 31, 2000*
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                                       $ 13.22              $ 9.93
Income from investment operations# -
    Net investment incomess.                                                                 $ 0.08              $ 0.07
    Net realized and unrealized gain (loss) on investments and foreign currency               (2.04)               3.31
                                                                                           ---------           --------
      Total from investment operations                                                     $  (1.96)            $  3.38
                                                                                           ---------            -------
Less distributions declared to shareholders -
    From net investment income                                                             $  (0.08)           $  (0.01)
    From net realized gain on investments and foreign currency transactions                   (2.64)              (0.08)
    In excess of net realized gain on investments and foreign currency transactions           (0.02)                --
                                                                                           ---------            ------
      Total distributions declared to shareholders                                         $  (2.74)           $  (0.09)
                                                                                           ---------           ---------
Net asset value - end of period                                                            $   8.52             $ 13.22
                                                                                           --------             -------
Total return                                                                                 (16.46)%             34.18%++
Ratios (to average net assets)/Supplemental datass.:
    Expenses##                                                                                 1.06%               1.00%+
    Net investment income                                                                      0.79%               0.58%+
Portfolio turnover                                                                           104%                143%
Net assets at end of period (000 Omitted)                                                     $0+++               $0+++

ss. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and ratios would have been:

    Net investment income (loss)                                                            $ (0.77)            $  0.76
    Ratios (to average net assets):
      Expenses##                                                                               9.30%               7.51%+
      Net investment loss                                                                     (7.45)%             (5.93)%+

* For the period from the inception of Class I, August 4, 1999, through July 31, 2000.
+    Annualized.
++   Not annualized.
+++ Class I net assets were less than $500. # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from certain expense offset arrangements.


    The date of this Supplement is December 1, 2001 as revised June 7, 2002.